Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24	$10,731	$10,674,553
WPP Finance 2010, 3.75%, 09/19/24	10,121	10,087,978
		20,762,531
Aerospace & Defense — 0.4%
Boeing Co. (The), 2.85%, 10/30/24	4,168	4,134,231
General Dynamics Corp., 2.38%, 11/15/24(a)	7,269	7,202,787
		11,337,018
Agriculture — 2.1%
BAT Capital Corp.
2.79%, 09/06/24	10,659	10,626,552
3.22%, 08/15/24	19,401	19,378,472
Philip Morris International Inc.
3.25%, 11/10/24	10,838	10,764,921
5.13%, 11/15/24(a)	14,008	13,985,578
		54,755,523
Airlines — 0.2%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26(a)	5,458	5,423,228

Auto Manufacturers — 4.6%
American Honda Finance Corp.
0.75%, 08/09/24	10,497	10,485,913
2.15%, 09/10/24	9,577	9,536,409
Ford Motor Credit Co. LLC
3.66%, 09/08/24	9,838	9,812,107
4.06%, 11/01/24	19,245	19,138,035
General Motors Financial Co. Inc.
1.20%, 10/15/24	11,345	11,239,117
3.50%, 11/07/24	12,712	12,634,981
PACCAR Financial Corp.
0.50%, 08/09/24	2,943	2,939,922
0.90%, 11/08/24(a)	3,660	3,614,697
2.15%, 08/15/24(a)	2,831	2,826,985
Toyota Motor Credit Corp.
0.63%, 09/13/24(a)	12,085	12,017,306
2.00%, 10/07/24	6,531	6,488,923
4.40%, 09/20/24	15,920	15,892,351
		116,626,746
Banks — 21.1%
Bank of America Corp., 4.20%, 08/26/24(a)	31,639	31,601,838
Bank of Montreal
5.20%, 12/12/24	13,313	13,296,968
Series H, 4.25%, 09/14/24	15,845	15,811,665
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24(a)	12,351	12,252,413
3.25%, 09/11/24(a)	4,797	4,783,722
Series J, 0.85%, 10/25/24(a)	9,769	9,658,922
Bank of Nova Scotia (The), 5.25%, 12/06/24	12,519	12,501,474
Barclays PLC, 4.38%, 09/11/24(a)	5,061	5,050,906
BNP Paribas SA, 4.25%, 10/15/24	12,090	12,041,647
Canadian Imperial Bank of Commerce, 1.00%, 10/18/24	8,152	8,074,355
Citigroup Inc., 4.00%, 08/05/24	7,826	7,826,000
Cooperatieve Rabobank UA/New York, 3.88%, 08/22/24	10,320	10,310,041
Discover Bank, 2.45%, 09/12/24(a)	7,924	7,892,539
Goldman Sachs Group Inc. (The), 5.70%, 11/01/24	23,962	23,965,487
Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./Ohio, 2.63%, 08/06/24(a)	$7,645	$7,645,000
JPMorgan Chase & Co., 3.88%, 09/10/24(a)	31,727	31,659,309
Lloyds Banking Group PLC, 4.50%, 11/04/24	12,468	12,411,158
Morgan Stanley, 3.70%, 10/23/24(a)	34,592	34,443,083
National Australia Bank Ltd./New York, 5.13%, 11/22/24(a)	16,530	16,510,226
National Bank of Canada, 0.75%, 08/06/24	4,870	4,870,000
PNC Bank NA
3.30%, 10/30/24(a)	7,029	6,988,838
2.50%, 08/27/24	5,882	5,869,625
PNC Financial Services Group Inc. (The), 2.20%, 11/01/24(a)	9,419	9,333,759
Royal Bank of Canada
0.75%, 10/07/24	11,476	11,377,259
2.25%, 11/01/24	17,748	17,593,667
5.66%, 10/25/24(a)	13,824	13,825,641
Sumitomo Mitsui Financial Group Inc., 2.45%, 09/27/24	11,226	11,170,920
Toronto-Dominion Bank (The)
0.70%, 09/10/24	10,810	10,758,444
1.25%, 12/13/24	7,060	6,952,107
4.29%, 09/13/24	16,890	16,860,621
Truist Bank, 2.15%, 12/06/24	15,294	15,122,767
Truist Financial Corp.
2.50%, 08/01/24(a)	10,405	10,405,000
2.85%, 10/26/24	13,096	13,002,306
U.S. Bancorp, 3.60%, 09/11/24(a)	10,345	10,317,960
U.S. Bancorp., 2.40%, 07/30/24	0	—
UBS AG/Stamford CT
3.63%, 09/09/24	31,377	31,303,571
4.75%, 08/09/24(a)	11,135	11,132,260
Wells Fargo & Co., 3.30%, 09/09/24(a)	24,471	24,402,456
Westpac Banking Corp.
1.02%, 11/18/24	14,913	14,722,755
5.35%, 10/18/24	14,832	14,825,664
		538,572,373
Beverages — 1.0%
Coca-Cola Co. (The), 1.75%, 09/06/24	10,056	10,017,712
Constellation Brands Inc., 4.75%, 11/15/24(a)	5,528	5,511,833
Diageo Capital PLC, 2.13%, 10/24/24(a)	8,975	8,903,895
		24,433,440
Building Materials — 0.5%
Owens Corning, 4.20%, 12/01/24	5,543	5,513,006
Trane Technologies Financing Ltd., 3.55%, 11/01/24(a)	7,759	7,713,224
		13,226,230
Chemicals — 0.9%
Linde Inc./CT, 4.80%, 12/05/24	3,992	3,982,915
Nutrien Ltd., 5.90%, 11/07/24	8,263	8,263,002
PPG Industries Inc., 2.40%, 08/15/24(a)	2,682	2,678,130
Sherwin-Williams Co. (The), 4.05%, 08/08/24	6,469	6,466,354
Westlake Corp., 0.88%, 08/15/24	2,620	2,614,779
		24,005,180
Commercial Services — 1.6%
Equifax Inc., 2.60%, 12/01/24(a)	10,843	10,734,788
Global Payments Inc., 1.50%, 11/15/24	8,761	8,645,700
PayPal Holdings Inc., 2.40%, 10/01/24(a)	15,796	15,709,523
Quanta Services Inc., 0.95%, 10/01/24	5,059	5,017,417
		40,107,428

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 1.3%
Apple Inc., 1.80%, 09/11/24	$6,807	$6,778,351
Genpact Luxembourg SARL, 3.38%, 12/01/24	5,293	5,243,269
Hewlett Packard Enterprise Co., 5.90%, 10/01/24(a)	18,008	18,006,094
NetApp Inc., 3.30%, 09/29/24(a)	3,853	3,835,548
		33,863,262
Cosmetics & Personal Care — 0.5%
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24(a)	8,080	7,981,726
Unilever Capital Corp., 0.63%, 08/12/24	4,762	4,755,437
		12,737,163
Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24	27,265	26,986,649
2.88%, 08/14/24	4,400	4,396,001
Series 3NC1, 1.75%, 10/29/24	9,762	9,663,399
Air Lease Corp.
0.80%, 08/18/24	6,519	6,502,899
4.25%, 09/15/24	5,081	5,067,116
Ally Financial Inc., 5.13%, 09/30/24(a)	8,449	8,435,824
American Express Co.
3.00%, 10/30/24(a)	19,285	19,159,821
3.63%, 12/05/24	8,594	8,535,406
Ameriprise Financial Inc., 3.70%, 10/15/24	8,262	8,229,562
Capital One Financial Corp., 3.30%, 10/30/24(a)	19,023	18,910,151
Discover Financial Services, 3.95%, 11/06/24	8,102	8,062,722
ORIX Corp., 3.25%, 12/04/24(a)	10,383	10,297,934
Radian Group Inc., 4.50%, 10/01/24(a)	4,675	4,662,008
Synchrony Financial, 4.25%, 08/15/24	13,333	13,323,397
		152,232,889
Electric — 6.3%
Ameren Corp., 2.50%, 09/15/24(a)	4,486	4,465,795
Avangrid Inc., 3.15%, 12/01/24(a)	9,083	9,003,657
Black Hills Corp., 1.04%, 08/23/24	6,468	6,448,465
CenterPoint Energy Inc., 2.50%, 09/01/24	5,197	5,177,530
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	3,045	3,043,872
Dominion Energy Inc., 3.07%, 08/15/24(b)	7,637	7,628,341
DTE Energy Co.
4.22%, 11/01/24(b)	16,998	16,921,405
Series C, 2.53%, 10/01/24(b)	9,587	9,530,601
Edison International, 3.55%, 11/15/24	9,311	9,237,333
Entergy Louisiana LLC, 0.95%, 10/01/24	10,553	10,469,004
Evergy Inc., 2.45%, 09/15/24	10,522	10,475,547
Eversource Energy, Series L, 2.90%, 10/01/24(a)	4,494	4,470,944
Georgia Power Co., Series A, 2.20%, 09/15/24(a)	4,065	4,046,456
Interstate Power & Light Co., 3.25%, 12/01/24(a)	8,325	8,258,763
MidAmerican Energy Co., 3.50%, 10/15/24(a)	7,745	7,710,187
National Rural Utilities Cooperative Finance Corp.,
Series D, 1.00%, 10/18/24	5,067	5,017,611
NextEra Energy Capital Holdings Inc., 4.26%, 09/01/24	17,424	17,394,985
Pacific Gas and Electric Co., 3.40%, 08/15/24(a)	3,346	3,342,805
Southern California Edison Co., Series K, 0.98%, 08/01/24(a)	4,285	4,285,000
Southern Co. (The), 4.48%, 08/01/24(b)	9,602	9,602,000
Wisconsin Electric Power Co., 2.05%, 12/15/24(a)	4,139	4,083,752
		160,614,053
Security	Par (000)	Value

Electronics — 1.9%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24(a)	$4,938	$4,912,491
Arrow Electronics Inc., 3.25%, 09/08/24	5,187	5,170,935
Honeywell International Inc.
2.30%, 08/15/24	8,120	8,109,640
4.85%, 11/01/24	5,289	5,278,618
Keysight Technologies Inc., 4.55%, 10/30/24	8,959	8,932,900
TD SYNNEX Corp., 1.25%, 08/09/24	7,698	7,689,689
Trimble Inc., 4.75%, 12/01/24(a)	6,213	6,185,973
Tyco Electronics Group SA, 3.45%, 08/01/24	3,365	3,365,000
		49,645,246
Environmental Control — 0.4%
Republic Services Inc., 2.50%, 08/15/24	9,469	9,457,484
Food — 1.0%
Hershey Co. (The), 2.05%, 11/15/24(a)	4,060	4,019,942
McCormick & Co. Inc./MD, 3.15%, 08/15/24	7,664	7,655,966
Tyson Foods Inc., 3.95%, 08/15/24	12,945	12,932,413
		24,608,321
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24	5,389	5,389,000

Gas — 0.2%
Southern California Gas Co., 3.15%, 09/15/24	5,099	5,083,726

Health Care - Products — 3.7%
Baxter International Inc., 1.32%, 11/29/24(a)	18,340	18,079,253
DH Europe Finance II SARL, 2.20%, 11/15/24(a)	11,052	10,944,787
GE HealthCare Technologies Inc., 5.55%, 11/15/24(a)	15,885	15,874,533
Revvity Inc., 0.85%, 09/15/24	7,650	7,604,092
Thermo Fisher Scientific Inc., 1.22%, 10/18/24	28,883	28,617,537
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24	13,237	13,063,014
		94,183,216
Health Care - Services — 2.9%
Aetna Inc., 3.50%, 11/15/24	11,540	11,466,351
CommonSpirit Health, 2.76%, 10/01/24(a)	7,927	7,880,988
Elevance Health Inc.
3.35%, 12/01/24	11,792	11,701,145
3.50%, 08/15/24	8,452	8,444,643
Humana Inc., 3.85%, 10/01/24(a)	6,369	6,347,308
Laboratory Corp. of America Holdings
2.30%, 12/01/24	5,491	5,436,112
3.25%, 09/01/24	6,479	6,463,555
UnitedHealth Group Inc.
2.38%, 08/15/24	8,112	8,099,488
5.00%, 10/15/24(a)	8,735	8,723,545
		74,563,135
Holding Companies - Diversified — 0.9%
Blackstone Private Credit Fund
1.75%, 09/15/24	3,506	3,484,359
2.35%, 11/22/24	8,203	8,107,050
FS KKR Capital Corp., 1.65%, 10/12/24	6,912	6,848,032
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24	4,604	4,571,850
		23,011,291
Home Builders — 0.3%
DR Horton Inc., 2.50%, 10/15/24(a)	8,062	8,007,404

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24(a)	3,577	3,553,553

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24	$2,697	$2,691,654

Insurance — 0.5%
Brown & Brown Inc., 4.20%, 09/15/24(a)	5,155	5,141,094
First American Financial Corp., 4.60%, 11/15/24(a)	3,228	3,214,938
Old Republic International Corp., 4.88%, 10/01/24(a)	4,027	4,018,180
		12,374,212
Internet — 3.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24(a)	27,152	26,992,645
Amazon.com Inc.
2.80%, 08/22/24	22,280	22,246,332
3.80%, 12/05/24(a)	15,514	15,408,189
4.70%, 11/29/24	14,076	14,052,241
eBay Inc., 3.45%, 08/01/24	8,403	8,403,000
		87,102,407
Iron & Steel — 0.2%
Steel Dynamics Inc., 2.80%, 12/15/24	5,547	5,484,849

Leisure Time — 0.2%
Brunswick Corp., 0.85%, 08/18/24	4,325	4,312,854

Lodging — 0.4%
Hyatt Hotels Corp., 1.80%, 10/01/24	9,474	9,412,710

Machinery — 1.9%
Caterpillar Financial Services Corp.
0.60%, 09/13/24(a)	9,885	9,825,116
2.15%, 11/08/24(a)	14,094	13,961,934
3.25%, 12/01/24(a)	10,422	10,348,126
John Deere Capital Corp.
0.63%, 09/10/24(a)	6,476	6,436,875
4.55%, 10/11/24	8,555	8,534,997
		49,107,048
Manufacturing — 0.5%
Carlisle Companies Inc., 3.50%, 12/01/24(a)	5,449	5,404,392
Parker-Hannifin Corp., 3.30%, 11/21/24	8,203	8,139,627
		13,544,019
Media — 1.0%
Discovery Communications LLC, 3.90%, 11/15/24(a)	4,757	4,719,927
Walt Disney Co. (The)
1.75%, 08/30/24	15,290	15,238,785
3.70%, 09/15/24	6,631	6,613,140
		26,571,852
Mining — 0.4%
Freeport-McMoRan Inc., 4.55%, 11/14/24	11,351	11,298,670

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	8,760	8,739,319

Oil & Gas — 2.2%
Chevron USA Inc., 3.90%, 11/15/24(a)	8,740	8,697,773
Devon Energy Corp., 5.25%, 09/15/24	4,435	4,428,972
Exxon Mobil Corp., 2.02%, 08/16/24	10,259	10,243,246
Marathon Petroleum Corp., 3.63%, 09/15/24	9,230	9,202,251
Occidental Petroleum Corp., 2.90%, 08/15/24	7,363	7,352,961
Shell International Finance BV, 2.00%, 11/07/24	16,943	16,782,615
		56,707,818
Packaging & Containers — 0.4%
Packaging Corp. of America, 3.65%, 09/15/24	3,814	3,801,913
Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc., 3.00%, 09/15/24(a)	$5,031	$5,011,652
		8,813,565
Pharmaceuticals — 3.1%
AbbVie Inc., 2.60%, 11/21/24	43,197	42,809,893
Becton Dickinson and Co., 3.73%, 12/15/24(a)	12,261	12,173,625
Cardinal Health Inc., 3.50%, 11/15/24(a)	5,517	5,478,904
CVS Health Corp.
2.63%, 08/15/24	10,667	10,651,125
3.38%, 08/12/24	6,891	6,884,587
		77,998,134
Pipelines — 3.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24	9,642	9,603,053
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24(a)	4,980	4,939,872
Series A, 2.50%, 11/15/24(a)	9,811	9,713,439
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(a)	7,150	7,134,764
MPLX LP, 4.88%, 12/01/24	15,279	15,232,503
ONEOK Inc., 2.75%, 09/01/24(a)	5,341	5,323,262
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24	10,636	10,574,326
TransCanada PipeLines Ltd., 1.00%, 10/12/24	15,626	15,472,263
		77,993,482
Real Estate Investment Trusts — 2.3%
AvalonBay Communities Inc., 3.50%, 11/15/24(a)	3,654	3,630,155
Crown Castle Inc., 3.20%, 09/01/24	8,333	8,309,723
Equinix Inc., 2.63%, 11/18/24(a)	14,641	14,503,796
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24	4,534	4,522,921
Kilroy Realty LP, 3.45%, 12/15/24(a)	6,396	6,333,993
Simon Property Group LP
2.00%, 09/13/24	10,950	10,897,687
3.38%, 10/01/24(a)	9,602	9,561,188
		57,759,463
Retail — 1.1%
AutoNation Inc., 3.50%, 11/15/24(a)	5,656	5,613,820
Dollar General Corp., 4.25%, 09/20/24	9,467	9,444,418
Lowe's Companies Inc., 3.13%, 09/15/24(a)	5,141	5,123,666
Walmart Inc., 2.65%, 12/15/24(a)	9,108	9,013,864
		29,195,768
Semiconductors — 1.4%
Broadcom Inc., 3.63%, 10/15/24(a)	9,364	9,321,546
KLA Corp., 4.65%, 11/01/24(a)	11,052	11,023,181
Microchip Technology Inc., 0.98%, 09/01/24	10,850	10,803,018
Texas Instruments Inc., 4.70%, 11/18/24(a)	4,214	4,203,393
		35,351,138
Software — 2.0%
Cadence Design Systems Inc., 4.38%, 10/15/24(a)	3,461	3,450,682
Oracle Corp., 2.95%, 11/15/24(a)	27,633	27,418,706
Roper Technologies Inc., 2.35%, 09/15/24(a)	7,594	7,559,197
VMware LLC, 1.00%, 08/15/24	12,970	12,943,212
		51,371,797
Telecommunications — 0.7%
Motorola Solutions Inc., 4.00%, 09/01/24(a)	2,887	2,879,821
Verizon Communications Inc., 3.50%, 11/01/24(a)	15,371	15,288,243
		18,168,064
Toys, Games & Hobbies — 0.4%
Hasbro Inc., 3.00%, 11/19/24	9,187	9,099,235

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 2.2%
Burlington Northern Santa Fe LLC, 3.40%, 09/01/24(a)	$7,707	$7,689,433
Canadian National Railway Co., 2.95%, 11/21/24(a)	4,996	4,953,895
Canadian Pacific Railway Co., 1.35%, 12/02/24	20,310	20,019,282
CSX Corp., 3.40%, 08/01/24	5,379	5,379,000
Ryder System Inc., 2.50%, 09/01/24(a)	5,926	5,907,956
United Parcel Service Inc.
2.20%, 09/01/24(a)	3,745	3,734,342
2.80%, 11/15/24	7,689	7,623,607
		55,307,515
Total Long-Term Investments — 86.7%
(Cost: $2,218,878,700)		2,214,605,013

	Shares

Short-Term Securities

Money Market Funds — 14.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	59,820,275	59,844,204
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	316,030,000	$316,030,000

Total Short-Term Securities — 14.7%
(Cost: $375,828,048)		375,874,204

Total Investments — 101.4%
(Cost: $2,594,706,748)		2,590,479,217

Liabilities in Excess of Other Assets — (1.4)%		(36,176,409)

Net Assets — 100.0%		$2,554,302,808

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$263,254,610	$—		$(203,413,990	)(a)	$32,381	$(28,797)	$59,844,204	59,820,275	$420,588	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,490,000	313,540,000	(a)	—		—	—	316,030,000	316,030,000	1,469,922		—
						$32,381	$(28,797)	$375,874,204		$1,890,510		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,214,605,013	$—	$2,214,605,013
Short-Term Securities
Money Market Funds	375,874,204	—	—	375,874,204
	$375,874,204	$2,214,605,013	$—	$2,590,479,217